U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1.	Name and address of issuer: Monteagle Funds 2506 Winford Avenue Nashville, Tennesse 37211
2.
The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes): [ X ]

3.	Investment Company Act File Number: 811-08529 Securities Act File Number: 333-41461
4a.	Last day of fiscal year for which this Form is filed: 8/31/2016
4b.	Check if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). [ ]
4c.	Check if this is the last time the issuer will be filing this Form. [ ]

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$9,964,099
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year	$10,230,554
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$231,702,551
	(iv)	Total available redemption credits (add items 5(ii) and 5(iii)):		-	$241,933,105
	(v)	Net sales – if Item 5(i) is greater than Item (iv) (subtract Item 5(iv) from Item 5(i))			$0
	(vi)	Redemption credits available for use in future years. If Item 5(i) is less than Item 5(iv) Subtract item 5(iv) from Item 5(i)	$(231,969,006)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.0001159
	(viii)	Registration fee due (multiply Item 5(v) by Item 5(iv) from Item 5(vii) enter "0" if no fee is due):			$0

6.	Prepaid Shares

If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect  before  October 11, 1997, then  report the amount of  securities  (number of shares or other units) deducted here: ______

If there is a number of shares or other units that were registered pursuant to rule  24e-2  remaining  unsold at the end of the fiscal  year for which this  form is filed  that are  available  for use by the  issuer  in future fiscal years, then state that number here: ______

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:				$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:				$0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository: CIK Number designated to receive payment: 0001045701 Method of Delivery:
[ ]	Wire Transfer
[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By	/s/ Larry E. Beaver, Jr.
Signature

Larry E. Beaver, Jr.
Name

Treasurer
Title

Date	11/15/2016

*	Please print the name and title of the signing officer below the signature.